Fair Value (Schedule Of Gains (Losses) Related To Instruments For Which Fair Value Option Was Elected) (Details) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2011		Sep. 30, 2010
Gains Or Losses Related To The Eligible Instruments Fair Value Option [Line Items]
Gain (loss) on financial assets for which fair value option was elected	¥ (665,503)		¥ (513,574)
Gain (loss) on financial liabilities for which fair value option was elected	5,493		(80,968)
Trading Account Profits (Losses) [Member]
Gains Or Losses Related To The Eligible Instruments Fair Value Option [Line Items]
Gain (loss) on financial assets for which fair value option was elected	341,383		329,883
Gain (loss) on financial liabilities for which fair value option was elected	5,493		(80,968)
Foreign Exchange Gains (Losses)-Net [Member]
Gains Or Losses Related To The Eligible Instruments Fair Value Option [Line Items]
Gain (loss) on financial assets for which fair value option was elected	(1,006,886)		(843,457)
Interest-Earning Deposits In Other Bank [Member]
Gains Or Losses Related To The Eligible Instruments Fair Value Option [Line Items]
Gain (loss) on financial assets for which fair value option was elected	(168)		1,536
Interest-Earning Deposits In Other Bank [Member] | Trading Account Profits (Losses) [Member]
Gains Or Losses Related To The Eligible Instruments Fair Value Option [Line Items]
Gain (loss) on financial assets for which fair value option was elected	(168)		1,536
Receivables Under Resale Agreements [Member]
Gains Or Losses Related To The Eligible Instruments Fair Value Option [Line Items]
Gain (loss) on financial assets for which fair value option was elected	(813)	[1]	3,889	[1]
Receivables Under Resale Agreements [Member] | Trading Account Profits (Losses) [Member]
Gains Or Losses Related To The Eligible Instruments Fair Value Option [Line Items]
Gain (loss) on financial assets for which fair value option was elected	(813)	[1]	3,889	[1]
Trading Account Securities [Member]
Gains Or Losses Related To The Eligible Instruments Fair Value Option [Line Items]
Gain (loss) on financial assets for which fair value option was elected	(664,522)		(518,999)
Trading Account Securities [Member] | Trading Account Profits (Losses) [Member]
Gains Or Losses Related To The Eligible Instruments Fair Value Option [Line Items]
Gain (loss) on financial assets for which fair value option was elected	342,364		324,458
Trading Account Securities [Member] | Foreign Exchange Gains (Losses)-Net [Member]
Gains Or Losses Related To The Eligible Instruments Fair Value Option [Line Items]
Gain (loss) on financial assets for which fair value option was elected	(1,006,886)		(843,457)
Other Short-Term Borrowing [Member]
Gains Or Losses Related To The Eligible Instruments Fair Value Option [Line Items]
Gain (loss) on financial liabilities for which fair value option was elected	93	[1]	(305)	[1]
Other Short-Term Borrowing [Member] | Trading Account Profits (Losses) [Member]
Gains Or Losses Related To The Eligible Instruments Fair Value Option [Line Items]
Gain (loss) on financial liabilities for which fair value option was elected	93	[1]	(305)	[1]
Long-Term Debt [Member]
Gains Or Losses Related To The Eligible Instruments Fair Value Option [Line Items]
Gain (loss) on financial liabilities for which fair value option was elected	5,400	[1]	(80,663)	[1]
Long-Term Debt [Member] | Trading Account Profits (Losses) [Member]
Gains Or Losses Related To The Eligible Instruments Fair Value Option [Line Items]
Gain (loss) on financial liabilities for which fair value option was elected	¥ 5,400	[1]	¥ (80,663)	[1]

[1]	Change in value attributable to the instrument-specific credit risk related to those financial assets and liabilities are not material.